Document and Entity Information	Jan. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2023
Entity File Number	000-56115
Entity Registrant Name	Woodbridge Liquidation Trust
Entity Central Index Key	0001785494
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-7730868
Entity Address, Address Line One	201 N. Brand Blvd.,
Entity Address, Address Line Two	Suite M
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203
City Area Code	310
Local Phone Number	765-1550
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false